Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
23.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The subsidiary did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022 and 2021.

PARENT COMPANY BALANCE SHEETS

	December 31, 2022	December 31, 2021
ASSETS
Cash and cash equivalents	$4,110,216	$3,758,618
Due from subsidiaries	9,423,617	7,785,162
Investment in subsidiaries, VIE and VIE’s subsidiaries	16,906,213	21,022,642
Total Assets	$30,440,046	$32,566,422

LIABILITIES AND EQUITY
Total Liabilities	$-	$-

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary Share (par value $0.0001 per share, 450,000,000 shares authorized; 20,531,423 and 19,453,423 shares issued and outstanding at December 31, 2022 and 2021, respectively)	2,054	1,946
Class B Ordinary Share (par value $0.0001 per share, 50,000,000 shares authorized; 5,497,715 and 5,497,715 shares issued and outstanding at December 31, 2022 and 2021, respectively)	550	550
Additional paid-in capital	24,998,388	22,986,975
Retained earnings	5,439,054	8,379,945
Accumulated comprehensive income	-	1,197,006
Total Shareholders’ Equity	30,440,046	32,566,422
Total Liabilities and Shareholders’ Equity	$30,440,046	$32,566,422

PARENT COMPANY STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2022	2021	2020
Equity in (loss) gain of subsidiaries	$(2,919,423)	$266,775	$4,470,613
General and administrative expenses	(23,193)	(32,273)	(12,233)
Interest income	1,725	4,163	-
Net (Loss) Income	$(2,940,891)	238,665	4,458,380

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2022	2021	2020
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$139,309	$3,737	$(700,873)

Cash Flows from Investing Activities:
Loans repaid from (made to) VIE and its subsidiaries	(1,638,455)	(3,400,000)	(3,690,000)
Net Cash Used in Investing Activities	(1,638,455)	(3,400,000)	(3,690,000)

Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance cost	-	-	11,497,654
Proceeds from issuance of common stocks in connection with direct offering, net off issuance cost	1,850,744	-	-
Net Cash Provided by Financing Activities	1,850,744	-	11,497,654

Net increase (decrease) in cash and cash equivalents	351,598	(3,396,263)	7,106,781
Cash and cash equivalents at beginning of year	3,758,618	7,154,881	48,100
Cash and cash equivalents at end of year	$4,110,216	$3,758,618	$7,154,881